Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reportable segments [line items]
Exceptional impairment losses	$ 6,600	$ 340	$ 620
Exceptional items	(36,750)	(31,873)	(32,371)
Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional impairment losses	3,677	340	1,032
Exceptional items	(139)	(103)	(66)
Impairment of Western Australia Nickel assets [member]
Disclosure of reportable segments [line items]
Exceptional impairment losses	3,800	0	0
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	$ (105)	$ (64)	$ (13)